Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements and the reported expenses during the reporting period. Critical estimates include inputs used to determine clinical trial accruals and stock-based compensation expense. The Company reviews its estimates on an ongoing basis. The estimates are based on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results may differ from these estimates. The Company believes the judgments and estimates required by the following accounting policies to be significant in the preparation of the Company’s consolidated financial statements.

Foreign Currency and Currency Translation

Foreign Currency and Currency Translation

Transactions that are denominated in a foreign currency are remeasured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency-denominated monetary assets and liabilities are subsequently remeasured at current exchange rates, with gains or losses recognized as foreign exchange (losses) gains in the statement of operations. This accounting policy is also applied to foreign currency denominated intercompany payables or receivables for which settlement is planned or anticipated in the foreseeable future.

Through January 24, 2025, the assets and liabilities of the Company’s international subsidiary Cyclacel Limited were translated from its functional currency into United States dollars at exchange rates prevailing at the balance sheet date. Average rates of exchange during the period are used to translate the statement of operations, while historical rates of exchange are used to translate any equity transactions. Translation adjustments arising on consolidation due to differences between average rates and balance sheet rates, as well as unrealized foreign exchange gains or losses arising from translation of intercompany loans for which settlement is not planned or anticipated in the foreseeable future and that are of a long-term-investment nature, were recorded in other comprehensive loss.

Following the acquisition of Fitters Sdn. Bhd, the assets and liabilities this subsidiary have been translated from its functional currency into United States dollars at exchange rates prevailing at the balance sheet date. Average rates of exchange during the period are used to translate the statement of operations, while historical rates of exchange are used to translate any equity transactions. Translation adjustments arising on consolidation due to differences between average rates and balance sheet rates, as well as unrealized foreign exchange gains or losses arising from translation were recorded in other comprehensive loss

Foreign Currency and Currency Translation

Transactions that are denominated in a foreign currency are remeasured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency-denominated monetary assets and liabilities are subsequently remeasured at current exchange rates, with gains or losses recognized as foreign exchange (losses) gains in the statement of operations.

The assets and liabilities of the Company’s international subsidiaries are translated from its functional currency into United States dollars at exchange rates prevailing at the balance sheet date. Average rates of exchange during the period are used to translate the statement of operations, while historical rates of exchange are used to translate any equity transactions. Translation adjustments arising on consolidation due to differences between average rates and balance sheet rates, as well as unrealized foreign exchange gains or losses arising from translation of intercompany loans for which settlement is not planned or anticipated in the foreseeable future and that are of a long-term-investment nature, are recorded in other comprehensive loss.

In 2025, the Company deconsolidated a foreign operation based in the United Kingdom. Upon loss of control of the foreign subsidiary, the accumulated translation adjustments recorded in other comprehensive income within equity were recycled as part of the gain on deconsolidation of former subsidiary.

Cash and Cash Equivalents

Cash and Cash Equivalents

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company considers all highly liquid investments with an original maturity of three months or less at the time of initial purchase to be cash equivalents. The objectives of the Company’s cash management policy are to safeguard and preserve funds, to maintain sufficient liquidity to meet the Company’s cash flow requirements and to attain a market rate of return. The Company deposits its cash in financial institutions that it believes have high credit quality and has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

The Company’s cash and cash equivalents balance at December 31, 2025 was $3.5 million and it maintains its cash accounts in several entities both within the United States as well as Malaysia and the United Kingdom. The cash balances for amounts held in the United States are insured by the Federal Deposit Insurance Corporation, or FDIC up to $250,000 per account. The Company has cash balances exceeding the balance insured by the FDIC that totaled approximately $0.1 million at December 31, 2025. The cash balances for amounts held in the United Kingdom are insured by the UK Government Financial Services Compensation Scheme, or FSCS up to £85,000 per account. The Company does not have cash balances exceeding the balance insured by the FSCS at December 31, 2025.

Property and equipment

Property and Equipment

The components of property and equipment are stated at cost and depreciated on a straight-line basis over the estimated useful lives of the related assets, which are generally three to five years. Amortization of leasehold improvements is performed using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the related assets. Upon sale or retirement of assets, the costs and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss on sale is reflected as a component of operating income or loss. Expenditures for maintenance and repairs are charged to operating expenses as incurred.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews property and equipment for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company assesses the recoverability of the potentially affected long-lived assets by determining whether the carrying value of such assets can be recovered through undiscounted future operating cash flows.

Impairment, if any, is measured as the amount by which the carrying amount of a long-lived asset or asset group exceeds its fair value.

Goodwill

Goodwill

Goodwill represents the cost of acquired businesses in excess of the fair value of net identifiable assets acquired. Goodwill is not amortized but is tested for impairment on an annual basis on July 1 of each fiscal year, or more frequently if events or changes in circumstances indicate that the carrying amount of a reporting unit exceeds its fair value. The quantitative goodwill impairment test compares the fair value of a reporting unit with its carrying amount. If the fair value of the reporting unit exceeds its carrying amount, goodwill is considered not impaired. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, not to exceed the total amount of goodwill allocated to that reporting unit.

The Company operates in a single operating segment and has just one reporting unit. The Company did not perform a goodwill impairment test in 2025 as the goodwill recognized in the financial statements resulted from the September 2025 acquisition of FITTERS, and there were no events or changes in circumstances indicating that the carrying amount of the goodwill was not recoverable in the few months post-acquisition.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments consist of cash equivalents, accounts payable and accrued liabilities. The carrying amounts of cash equivalents, accounts payable and accrued liabilities approximate their respective fair values due to the nature of the accounts and their short maturities.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities measured at fair value are classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.
●	Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.
●	Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying values of cash and cash equivalents, accounts receivables, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.

Segments

Segments

The Company is managed and operated as one business which is currently focused on the sale and distribution of fire safety materials, equipment and fire prevention systems. The entire business is managed by a single management team that reports to the Chief Executive Officer. Similarly, the Company’s legacy operations within the biotechnology industry was also managed entirely by a single management team that reported into the Chief Executive Officer. The Company has not operated separate lines of business with respect to any of its operations and the Company did not prepare discrete financial information with respect to separate products or product candidates or by location through March 31, 2026. Accordingly, the Company views its current business as one reportable operating segment with operations in one geographic area, namely Malaysia.

Segments

The Company is managed and operated as one business which is currently focused on the sale and distribution of fire safety materials, equipment and fire prevention systems. The entire business is managed by a single management team that reports to the Chief Executive Officer. Similarly, the Company’s legacy operations within the biotechnology industry were also managed entirely by a single management team that reported into the Chief Executive Officer. The Company has not operated separate lines of business with respect to any of its operations and the Company did not prepare discrete financial information with respect to separate products or product candidates separate businesses or by location through December 31, 2025. Accordingly, the Company views its current business as one reportable operating segment with operations in one geographic area, namely Malaysia. In 2024, the Company viewed its legacy business also as one reportable operating segment with operations in the United Kingdom and United States of America.

Revenue recognition

Revenue Recognition

Overview

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers. The Company derives revenue primarily from the sale of various protective and fire safety equipment.

Nature of Goods and Services

The Company’s revenue is generated from the sale of tangible products, including:

●	Fire safety equipment and extinguishers;
●	Foam system;
●	Fire resistant doors; and
●	Personal Protective Equipment (PPE) and Fire Safety Apparel.

All products are sold directly to customers (e.g., municipalities, fire contractors, distributors and individuals).

Disaggregation of Revenue

The Company disaggregates revenue by product category, which the Company believes best depicts how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.

The following table summarizes total revenue by product for the three months ended March 31, 2026 and 2025 (in thousands):

	Product revenue in $000’s for the three months ended:
Product	March 31, 2026	March 31, 2025

Fire safety equipment	754	-
Safety apparel	11	-
Maintenance & Servicing	4	-
Project - supply & installation	9	-
Total Revenue	$778	$-

Performance Obligations

The Company’s contracts with customers generally include a single performance obligation, which is the promise to transfer the purchased products to the customer.

The Company satisfies its performance obligations at a point in time when control of the products transfers to the customer. Control typically transfers upon delivery, depending on the contractual delivery terms.

Revenue Recognition

Overview

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers. The Company derives revenue primarily from the sale of various protective and fire safety equipment.

Nature of Goods and Services

The Company’s revenue is generated from the sale of tangible products, including:

●	Fire safety equipment and extinguishers;
●	Foam system;
●	Fire resistant doors; and
●	Personal Protective Equipment (PPE) and Fire Safety Apparel.

All products are sold directly to customers (e.g., municipalities, fire contractors, distributors and individuals).

Disaggregation of Revenue

The Company disaggregates revenue by product category, which the Company believes best depicts how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.

The following table summarizes total revenue by product for the years ended December 31, 2025 and 2024 (in thousands):

	Product revenue in $000’s for the year ended:
Product	December 31, 2025	December 31, 2024

Safety apparel	119	-
Fire safety equipment	603	-
Maintenance & Servicing	6	-
Project - supply & installation	20	-
Clinical trial supply	-	43
Total Revenue	$747	$43

In addition, the Company recognized $43,000 of revenue for the year ended December 31, 2024. This revenue relates to recovery of clinical manufacturing costs associated with an investigator sponsored study managed by Cedars-Sinai Medical Center (“CSMC”). There were $0 revenues recognized for the comparative period in 2025. All revenues from this customer were recognized at the point in time that the related clinical supply were transferred to CSMC and CSMC obtains control over the goods. The arrangements with CSMC comprise a single performance obligation.

The Company invoiced CSMC following the transfer of the clinical supply and provided CSMC with typical payment terms. The Company collected all amounts due from CSMC. As of December 31, 2025 and December 31, 2024, the Company has not recognized any accounts receivable from CSMC, credit loss allowances, contract assets, contract liabilities, or warranty provisions. There were no remaining performance obligations outstanding as of December 31, 2025.

Performance Obligations

The Company’s contracts with customers generally include a single performance obligation, which is the promise to transfer the purchased products to the customer.

The Company satisfies its performance obligations at a point in time when control of the products transfers to the customer. Control typically transfers upon delivery, depending on the contractual delivery terms.

Transaction Price and Variable Consideration

Transaction Price and Variable Consideration

The transaction price is generally the stated contract price for the products sold. The Company’s contracts may include variable consideration in the form of discounts, price concessions, or other incentives.

Variable consideration is estimated using the method that best predicts the amount of consideration to which the Company expects to be entitled and is included in revenue only to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur.

Transaction Price and Variable Consideration

The transaction price is generally the stated contract price for the products sold. The Company’s contracts may include variable consideration in the form of discounts, price concessions, or other incentives.

Variable consideration is estimated using the method that best predicts the amount of consideration to which the Company expects to be entitled and is included in revenue only to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur.

Contract Balances

Contract Balances

Contract assets represent the Company’s right to consideration in exchange for goods transferred to customers when that right is conditioned on something other than the passage of time. Contract liabilities represent amounts billed or collected from customers in advance of satisfying performance obligations.

Contract assets and contract liabilities are not material to the business. Accounts receivable, before allowance for doubtful debt was $1,474,000 and $1,257,000, as of March 31, 2026 and December 31, 2025, respectively.

Contract Balances

Contract assets represent the Company’s right to consideration in exchange for goods transferred to customers when that right is conditioned on something other than the passage of time. Contract liabilities represent amounts billed or collected from customers in advance of satisfying performance obligations.

Contract assets and contract liabilities are not material to the business. Accounts receivable as of January 1, 2024 and 2025 was $0. Accounts receivable, before allowance for doubtful debt as of December 31, 2025 was $1,588,000.

Significant Payment Terms

Significant Payment Terms

The Company’s payment terms vary by customer and contract but generally require payment within 30–60 days from the invoice date. The Company does not have significant financing components in its contracts, as the period between the transfer of goods and customer payment is typically less than one year.

Significant Payment Terms

The Company’s payment terms vary by customer and contract but generally require payment within 30–60 days from the invoice date. The Company does not have significant financing components in its contracts, as the period between the transfer of goods and customer payment is typically less than one year.

Warranties

Warranties

The Company provides assurance-type warranties that its products comply with agreed-upon specifications and are free from defects for a specified period. These warranties do not represent separate performance obligations Such warranty reserves are immaterial.

Warranties

The Company provides assurance-type warranties that its products comply with agreed-upon specifications and are free from defects for a specified period. These warranties do not represent separate performance obligations Such warranty reserves are immaterial.

Returns and Refunds

Returns and Refunds

The Company may allow customers to return products if they are deemed faulty or otherwise not fit for purpose. Expected returns are estimated and recorded as a reduction of revenue, with a corresponding refund liability and right-of-return asset.

The level of returns is of an immaterial value.

Returns and Refunds

The Company may allow customers to return products if they are deemed faulty or otherwise not fit for purpose. Expected returns are estimated and recorded as a reduction of revenue, with a corresponding refund liability and right-of-return asset.

The level of returns is of an immaterial value.

Practical Expedients and Policy Elections

Practical Expedients and Policy Elections

The Company applies practical expedient to expense incremental costs of obtaining a contract, such as commissions, when the amortization period would have been one year or less.

Practical Expedients and Policy Elections

The Company applies the practical expedient to expense incremental costs of obtaining a contract, such as commissions, when the amortization period would have been one year or less.

Remaining Performance Obligations

Remaining Performance Obligations

The Company’s performance obligations are generally satisfied within one year. As a result, the Company has elected the practical expedient not to disclose the value of remaining performance obligations.

Remaining Performance Obligations

The Company’s performance obligations are generally satisfied within one year. As a result, the Company has elected the practical expedient not to disclose the value of remaining performance obligations.

Other Income

Other Income

Other income is primarily related to royalty income received under a historical Asset Purchase Agreement for activities which are not part of the Company’s ongoing operations and activities.

Leases

Leases

The Company accounts for lease contracts in accordance with ASC 842. As of March 31, 2026, the Company’s outstanding leases are classified as operating leases.

The Company recognizes an asset for the right to use an underlying leased asset for the lease term and records lease liabilities based on the present value of the Company’s obligation to make lease payments under the lease. As the Company’s leases do not indicate an implicit rate, the Company uses a best estimate of its incremental borrowing rate to discount the future lease payments. The Company estimates its incremental borrowing rate based on observable information about risk-free interest rates that are the same tenure as the lease term, adjusted for various factors, including the effects of assumed collateral, the nature of how the loan is repaid (e.g., amortizing versus bullet), and the Company’s credit risk.

The Company evaluates lessee-controlled options included in its lease agreements to extend or terminate the lease. The Company will reflect the effects of exercising those options in the lease term when it is reasonably certain that the Company will exercise that option. In assessing whether it is reasonably certain that the Company will exercise an option, the Company considers factors such as:

●	The lease payments due in any optional period;

●	Penalties for failure to exercise (or not exercise) the option;

●	Market factors, such as the availability of similar assets and current rental rates for such assets;

●	The nature of the underlying leased asset and its importance to the Company’s operations; and

●	The remaining useful lives of any related leasehold improvements.

Lease expense for operating leases is recognized on a straight-line basis over the lease term. Variable lease payments, if any, are recognized in the period when the obligation to make those payments is incurred. Lease incentives received prior to lease commencement are recorded as a reduction in the right-of-use asset. Fixed lease incentives received after lease commencement reduce both the lease liability and the right-of-use asset.

The Company has elected an accounting policy to account for the lease and non-lease components as a single lease component.

Leases

The Company accounts for lease contracts in accordance with ASC 842. As of December 31, 2025 and 2024, all of the Company’s leases are classified as operating leases.

The Company recognizes an asset for the right to use an underlying leased asset for the lease term and records lease liabilities based on the present value of the Company’s obligation to make lease payments under the lease. As the Company’s leases do not indicate an implicit rate, the Company uses a best estimate of its incremental borrowing rate to discount the future lease payments. The Company estimates its incremental borrowing rate based on observable information about risk-free interest rates that are the same tenure as the lease term, adjusted for various factors, including the effects of assumed collateral, the nature of how a loan would be repaid (e.g., amortizing versus bullet), and the Company’s credit risk.

The Company evaluates options included in its lease agreements to extend or terminate the lease. The Company will reflect the effects of exercising those options in the lease term when it is reasonably certain that the Company will exercise that option. In assessing whether it is reasonably certain that the Company will exercise an option, the Company considers factors such as:

●	The lease payments due in any optional period;
●	Penalties for failure to exercise (or not exercise) the option;
●	Market factors, such as the availability of similar assets and current rental rates for such assets;
●	The nature of the underlying leased asset and its importance to the Company’s operations; and
●	The remaining useful lives of any related leasehold improvements.

Lease expense for the Company’s operating leases is recognized on a straight-line basis over the lease term and is reported as a component of general and administrative expense. Variable lease payments, if any, are recognized in the period when the obligation to make those payments is incurred. Lease incentives received prior to lease commencement are recorded as a reduction in the right-of-use asset. Fixed lease incentives received after lease commencement reduce both the lease liability and the right-of-use asset.

The Company has elected an accounting policy to account for the lease and non-lease components as a single lease component.

Stock-based Compensation

Stock-based Compensation

The Company measures all stock options and other stock-based awards granted to employees, consultants, and directors based on the fair value on the date of the grant and recognizes compensation expense of those awards over the requisite service period, which for the Company is the period between the grant date and the date the award vests or becomes exercisable. Many awards granted by the Company vest ratably over three or four years. However, certain awards granted to members of the Company’s Board of Directors vest in their entirety on the one-year anniversary following the date of grant. Generally, the Company issues stock options and restricted stock awards to employees or consultants with only service-based vesting conditions and records the expense for these awards using the straight-line method. However, in certain years, the Company will grant share-based payment awards to employees or consultants that are dependent upon the fulfillment of certain clinical and financial conditions. In such instances where the performance condition must be met for the award to vest, the company only recognizes compensation expense when the award is probable of vesting (See Note 15 — Stock-Based Compensation).

The Company classifies stock-based compensation expenses in its statement of operations in the same manner in which the award recipient’s payroll costs are classified. The Company accounts for forfeitures as they occur.

The fair value of restricted stock and restricted stock units is determined based on the number of shares granted and the quoted price of the Company’s common stock on the date of grant. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of the Company’s share price, expected term of the award, interest rates, and dividend yields.

The Company relies on its historical volatility as an input to the option pricing model as management believes that this rate will be representative of future volatility over the expected term of the options.

The expected term assumption is estimated using past history of early exercise behavior and expectations about future behaviors.

The weighted average risk-free interest rate represents the interest rate for treasury constant maturities published by the Federal Reserve Board. If the term of available treasury constant maturity instruments is not equal to the expected term of an employee option, The Company interpolates a discount rate based on the two Federal Reserve securities closest to the expected term of the employee option.

The expected dividend yield is zero, as the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends on common stock in the foreseeable future.

Income taxes

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertainty in income taxes recognized in the financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not-to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves for unrecognized tax benefits that are considered appropriate as well as the related net interest and penalties.

The Company records research and development tax credits within income taxes. Credit is taken in the accounting period for research and development tax credits, when claimed from H.M. Revenue & Customs, or HMRC, the United Kingdom’s taxation and customs authority, in respect of qualifying research and development costs incurred in the same accounting period.

Loss Per Share

Net Loss Per Common Share

The Company calculates net loss per common share in accordance with ASC 260 “Earnings Per Share”. Basic and diluted net loss per common share was determined by dividing the net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period.

In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders since potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported a net loss attributable to common stockholders for the years ended December 31, 2025 and 2024.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

All components of comprehensive income (loss), including net income (loss), are reported in the financial statements in the period in which they are recognized. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments, are reported, net of any related tax effect, to arrive at comprehensive income (loss). No taxes were recorded on items of other comprehensive income (loss). There were no reclassifications out of other comprehensive income (loss) during the three months ended March 31, 2026, and 2025 except that upon deconsolidation of the Company’s formerly wholly-owned United Kingdom based subsidiary on January 24, 2025, $0.9 million of accumulated comprehensive income (loss) was reclassified into earnings as part of the gain on deconsolidation, which is presented as a component of discontinued operations in the consolidated statements of operations

Comprehensive Income (Loss)

All components of comprehensive income (loss), including net income (loss), are reported in the financial statements in the period in which they are recognized. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments, are reported to arrive at comprehensive income (loss). There were no reclassifications out of other comprehensive income (loss) during the year ended December 31, 2024. In 2025, the Company deconsolidated a foreign operation based in the United Kingdom. Upon loss of control of the foreign subsidiary, the accumulated translation adjustments recorded in other comprehensive income within equity were recycled as part of the gain on deconsolidation of former subsidiary.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The FASB has issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. This standard will require all public entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The amendments in ASU 2024-03 are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. ASU 2024-03 will not change the way in which expenses are recognized or measured. However, the Company is currently evaluating the effects of ASU 20243-03 on its financial statement presentation and disclosures.

Recently Issued Accounting Pronouncements

The FASB has issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”, as amended by ASU 2025-01, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date”. This standard will require all public entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The amendments in ASU 2024-03 are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. ASU 2024-03 will not change the way in which expenses are recognized or measured. However, the Company is currently evaluating the effects of ASU 2023-07 on its financial statement presentation and disclosures.

Policies Prior to the Disposition of Pharmaceutical Development Business

Research and Development Costs

Research and Development Costs

Research and development expenses consist primarily of costs associated with the development of the Company’s product candidates, including upfront fees, milestones, compensation and other expenses for research and development personnel, supplies and development materials, costs for consultants and related contract research, facility costs and depreciation. Expenditures relating to research and development are expensed as incurred.

Clinical Trial Accounting

Clinical Trial Accounting

Data management and monitoring of the Company’s clinical trials are performed with the assistance of contract research organizations, or CROs or clinical research associates, or CRAs in accordance with the Company’s standard operating procedures. Typically, CROs and CRAs bill monthly for services performed, and others bill based upon milestones achieved. The Company accrues unbilled clinical trial expenses based on estimates of the level of services performed each period. Clinical trial costs related to patient enrollment are accrued as patients are entered into and progress through the trial.

Patent Costs		Patent Costs Patent prosecution costs are charged to general and administrative expenses as incurred as recoverability of such expenditure is uncertain.
Basis of Presentation

Basis of Presentation

The consolidated balance sheet as of March 31, 2026, the consolidated statements of operations, comprehensive loss, and stockholders’ equity for the three months ended March 31, 2026, and 2025 and the consolidated statements of cash flows for three months ended March 31, 2026, and 2025, and all related disclosures contained in the accompanying notes, are unaudited. The consolidated balance sheet as of December 31, 2025 is derived from the audited consolidated financial statements included in the Annual Report on Form 10-K for the fiscal year ended December 31, 2025 filed with the Securities and Exchange Commission (the “SEC”) on March 30, 2026. The consolidated financial statements are presented on the basis of accounting principles that are generally accepted in the United States (“GAAP”) for interim financial information and in accordance with the rules and regulations of the SEC. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States for a complete set of financial statements.

In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the consolidated balance sheet as of March 31, 2026, and the results of operations, comprehensive loss, and changes in stockholders’ equity for the three months ended March 31, 2026, and cash flows for the three months ended March 31, 2026, have been made. The interim results for three months ended March 31, 2026 are not necessarily indicative of the results to be expected for the year ending December 31, 2025 or for any other reporting period. The consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the accompanying notes for the year ended December 31, 2025 that are included in the Company’s Annual Report on Form 10-K filed with the SEC on March 30, 2026.

The consolidated financial statements of operations, comprehensive loss, and stockholders’ equity for the three months ended March 31, 2026 include Fitters Sdn. Bhd.

Reverse Stock Splits

Reverse Stock Splits

On May 12, 2025, the Company completed a one-for-sixteen reverse stock split, which reduced the number of shares of the Company’s common stock that were issued and outstanding immediately prior to the effectiveness of the reverse stock split. On July 7, 2025, the Company completed a one-for-fifteen reverse stock split, which reduced the number of shares of the Company’s common stock that were issued and outstanding immediately prior to the effectiveness of the reverse stock split. The number of shares of the Company’s authorized common stock was not affected by the reverse stock splits and the par value of the Company’s common stock remained unchanged at $0.001 per share. In addition, the number of shares or other equity instruments issuable under the Company’s equity incentive plans were not adjusted in connection with the May or July 2025 reverse stock splits. No fractional shares were issued in connection with the reverse stock splits. Stockholders who otherwise held fractional shares of the Company’s common stock as a result of the reverse stock split received a cash payment in lieu of such fractional shares. All amounts related to number of shares and per share amounts have been retroactively restated in these consolidated financial statements.

Going Concern

Going Concern

Pursuant to the requirements of Accounting Standard Codification (ASC) 205-40, Presentation of Financial Statements-Going Concern, management is required at each reporting period to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effects of its plans sufficiently alleviate the substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern for one year after the date that these financial statements are issued.

In performing its analysis, management excluded certain elements of its operating plan that cannot be considered probable. Under ASC 205-40, the future receipts of potential funding from future equity or debt issuances or by entering into partnership agreements cannot be considered probable at this time because these plans are not entirely within the Company’s control nor have they been approved by the Board of Directors as of the date of these consolidated financial statements.

Based on the Company’s current operating plan, it is anticipated that cash and cash equivalents of $3.3 million as of March 31, 2026, will allow it to meet its liquidity requirements into the fourth quarter of 2026. The Company’s history of losses, negative cash flows from operations, liquidity resources currently on hand, and its dependence on the ability to obtain additional financing to fund its operations after the current resources are exhausted, about which there can be no certainty, have resulted in the assessment that there is substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the issuance date of these financial statements. While the Company has plans in place to mitigate this risk, which primarily consist of raising additional capital through equity financing or by entering into a strategic transaction, there is no guarantee that it will be successful in these mitigation efforts. In the event that we are not able to secure funding, we may be forced to curtail operations, delay or stop ongoing development activities, cease operations altogether, and/or file for bankruptcy.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business.

Newly Adopted Accounting Pronouncements

Newly Adopted Accounting Pronouncements

On January 1, 2025, the Company adopted Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This standard requires all entities to include specified captions when reconciling the statutory income tax rate to the effective tax rate, on both a percentage and absolute dollar basis, in the annual financial statements. ASU 2023-09 also requires entities to disclose the amount of income taxes paid (net of refunds received) disaggregated by federal (national), state, and foreign for each annual reporting period, with separate disclosure of individual jurisdictions for which tax payments to, or receipts from, exceed a defined threshold. The Company does not anticipate the adoption of ASU 2023-09 will require significant adjustments to the presentation of that information in the Company’s annual financial statements.

Discontinued Operations

Discontinued Operations

Operating losses for the three months ended March 31, 2025 from discontinued operations related wholly to research and development expenditures during the period.

Total operating cash flows for the three months ended March 31, 2025 from discontinued operations amounted to $4.1 million.

Future NRG Sdn. Bhd. [Member]
Use of Estimates

(c)	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Material estimates include the allowance for expected credit losses on trade receivables, accruals for contingent liabilities, classification of discontinued operations, and the carrying values of assets held for sale.

Cash and Cash Equivalents

(d)	Cash and Cash Equivalents

The Group considers all highly liquid investments with original maturities of three months or less as cash equivalents. Cash and cash equivalents are maintained with regulated financial institutions in Malaysia.

Property and equipment	Property and equipment : Recognized under the cost model; depreciated straight-line over useful lives of 5–50 years. Land is not depreciated.

(g)	Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation, computed using the straight-line method over estimated useful lives of 3 to 50 years. Land is not depreciated. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

Revenue recognition	Revenue recognition : Revenue is recognized upon completion of service delivery or transfer of control of goods. Payment terms are 30–60 days.

(i)	Revenue Recognition

Continuing operations revenue is derived from medical waste collection and logistics services to clinic operators, and from the sale of related consumables. Revenue is recognized when services are performed or control of goods transfers to the customer. Payment terms are 30–60 days.

Leases	Leases : Short-term lease exemption applied for leases with terms of twelve months or less. No right-of-use assets or lease liabilities are recognized.
Income taxes	Income taxes : Liability method; deferred tax assets are reduced by a valuation allowance where it is more likely than not that they will not be realized.

(h)	Income Taxes

Deferred taxes are accounted for under the liability method. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion will not be realized.

Loss Per Share
(k)	Loss Per Share
Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average shares outstanding. No dilutive securities existed in either period presented.
Basis of Presentation

(a)	Basis of Presentation

These consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as established by the Financial Accounting Standards Board (“FASB”).

The Company’s date of transition to U.S. GAAP is January 1, 2024. U.S. GAAP accounting policies have been applied retrospectively to all periods presented.

Discontinued Operations

(j)	Discontinued Operations

A component is reported as discontinued operations when it represents a strategic shift that has, or will have, a major effect on operations and financial results, and meets the held-for-sale criteria under ASC 360-10-45. Results of discontinued operations are presented separately, net of tax.

Functional and Reporting Currency

Functional and Reporting Currency

The functional currency of the Company is the Malaysian Ringgit (“RM”). Financial statements are presented in USD using the translation rates below:

Period	Closing Rate (RM/USD)
March 31, 2026	4.046
December 31, 2025	4.061

Other Significant Accounting Policies

(b)	Functional and Reporting Currency

The functional currency of the Group is the Malaysian Ringgit (“RM”). These consolidated financial statements are presented in U.S. Dollars (“USD”), translated at the following period-end exchange rates:

Balance Sheet Date	RM / USD
December 31, 2023	4.5900
December 31, 2024	4.4755
December 31, 2025	4.0610

Income statement items are translated at the average rate for the period. USD amounts are provided for convenience only and do not represent that RM amounts have been or could be converted into USD at these rates.

Trade accounts receivable and ECL	Trade accounts receivable and ECL : Receivables are carried at amortized cost, net of an allowance for expected credit losses estimated on aging analysis and forward-looking factors.

(e)	Trade Accounts Receivable, Net

Trade accounts receivable are carried at amortized cost, net of an allowance for expected credit losses. The allowance is estimated using an aging schedule based on historical loss experience, current conditions, and reasonable and supportable forecasts.

Inventories	Inventories : Stated at the lower of cost (FIFO method) and net realizable value.
(f)	Inventories
Inventories are stated at the lower of cost (first-in, first-out) and net realizable value.
Concentrations of Risk

(l)	Concentrations of Risk

For the year ended December 31, 2025, one customer accounted for approximately 70% of total continuing operations revenue (2024: 71%). The loss of this customer could have a material adverse effect on the Group’s business, financial position, results of operations, and cash flows.